Acquisitions and Disposal of The Discontinued Operations (Details) - Schedule of set forth the selected financial data of the net liabilities recorded to additional paid in capital - USD ($)	Jul. 31, 2022	Sep. 24, 2020
Other assets:
Operating lease right-of-use assets, net		$ 2,417
Total assets		2,417
Current liabilities:
Accounts payable		112,212
Accrued expenses and other liabilities	$ 44,405	5,009
Operating lease liabilities, current portion		2,417
Total current liabilities		119,638
Total liabilities		119,638
Net liabilities		117,221
Expense reimbursement by Buyer		14,000
Disposal of net liabilities to a related party		$ 131,221